Refund liabilities (Details Narrative) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Refund liabilities	€ 254,581,000	€ 111,426,000	€ 6,553,000
Refund liabilities non current	158,970,000	97,205,000
Pfizer Inc. [member]
IfrsStatementLineItems [Line Items]
Refund liabilities	79,600,000	81,900,000
Refund liabilities non current	75,200,000	70,000,000.0
UK Supply Agreement [member]
IfrsStatementLineItems [Line Items]
Refund liabilities	166,900,000	20,900,000
Refund liabilities non current	77,300,000
GSK [member]
IfrsStatementLineItems [Line Items]
Refund liabilities	6,400,000	6,300,000
Refund liabilities non current	€ 6,300,000
Rebate and Right to Return [member]
IfrsStatementLineItems [Line Items]
Refund liabilities		€ 2,300,000